SUPPLEMENTAL FINANCIAL INFORMATION	5 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 7. SUPPLEMENTAL FINANCIAL INFORMATION

Balance Sheets

Accrued and other liabilities:

	June 30, 2023	December 31, 2022
Accrued bonus	$291,812	$134,704
Accrued expenses	153,805	35,922
Accrued payroll and related liabilities	47,023	46,250
Accrued interest	14,346	–
Other accrued liabilities	6,014	9,593
	$513,000	$226,469